Intangible Asset Acquisition and Cross License Agreement (Tables)	12 Months Ended
Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Summary of purchase price allocation for assets acquired that are accounted for as an asset acquisition

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000